UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/08


                Date of Reporting Period:  Quarter ended 1/31/08







ITEM 1.     SCHEDULE OF INVESTMENTS

AUTOMATED GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
January 31, 2008

    PRINCIPAL                                                                                                            VALUE
    AMOUNT
                    U.S. GOVERNMENT AGENCIES - 106.4%
  $  21,000,000   1 Federal Farm Credit System Discount Notes, 2.800% - 4.120%, 2/25/2008 - 6/12/2008           $   20,846,159
    189,100,000   2 Federal Farm Credit System Floating Rate Notes, 3.145% - 4.913%, 2/1/2008 - 4/1/2008
                                                                                                                   188,084,202
     21,375,000     Federal Farm Credit System Notes, 3.000% - 4.950%, 4/7/2008 - 2/5/2009                          21,362,477
    228,639,000   1 Federal Home Loan Bank System Discount Notes, 2.600% - 4.930%, 2/6/2008 - 1/5/2009
                                                                                                                   224,966,983
    160,640,000   2 Federal Home Loan Bank System Floating Rate Notes, 3.096% - 5.001%, 2/1/2008 - 4/24/2008
                                                                                                                   159,639,679
     58,724,999     Federal Home Loan Bank System Notes, 2.850% - 5.500%, 2/6/2008 - 1/22/2009                      63,693,992
     25,687,000   1 Tennessee Valley Authority Discount Notes, 2.725% - 4.100%, 2/28/2008 - 3/13/2008               25,598,564
         80,000     Tennessee Valley Authority Bond, 5.375%, 11/13/2008                                                 80,210
                       TOTAL INVESTMENTS-106.4%                                                                    704,272,266
                       (AT AMORTIZED COST)3
                       OTHER ASSETS AND LIABILITIES-NET-(6.4%)4                                                   (42,405,953)
                       TOTAL NET ASSETS-100%                                                                    $  661,866,313


 1   Discount rate at time of purchase.
 2   Floating rate note with current rate and next reset date shown.
 3   Also represents cost for federal tax purposes.
 4   Assets, other than investments in securities, less liabilities.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.




U.S. TREASURY CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                       VALUE
    AMOUNT
                        U.S TREASURY - 99.8%
                        U.S TREASURY BILLS - 84.2%1
  $1,800,000,000  1.500% - 3.415%, 2/21/2008                   $ 1,797,782,344
   1,700,000,000  1.650% - 2.150%, 2/28/2008                     1,697,487,050
     305,207,000  1.980% - 2.300%, 7/10/2008                       302,300,439
     589,710,000  2.010% - 2.395%, 7/17/2008                       583,753,868
     125,000,000  2.230%, 5/8/2008                                 124,248,924
     100,000,000  2.270%, 5/1/2008                                  99,432,500
     105,000,000  2.320% - 2.335%, 7/31/2008                       103,769,577
     801,000,000  3.055% - 3.310%, 4/3/2008                        796,547,944
     405,000,000  3.180% - 3.940%%, 2/7/2008                       404,776,837
      50,000,000  3.220% - 3.230%, 6/19/2008                        49,377,396
      75,000,000  3.360%, 5/29/2008                                 74,174,000
     170,000,000  4.075% - 4.155%, 3/20/2008                       169,063,000
      75,000,000  4.250%, 3/6/2008                                  74,698,958
                     TOTAL                                       6,277,412,837
                  U.S TREASURY NOTES - 15.6%
     733,500,000  3.000% - 5.500%, 2/15/2008                       733,739,406
     327,000,000  4.625%, 2/29/2008                                327,639,218
     105,000,000  4.625%, 3/31/2008                                105,440,642
                     TOTAL                                       1,166,819,266
                     TOTAL INVESTMENTS-99.8%                     7,444,232,103
                     (AT AMORTIZED COST)2
                     OTHER ASSETS AND LIABILITIES-NET-0.2%3         16,091,709
                     TOTAL NET ASSETS-100%                     $ 7,460,323,812

 1   Discount rate at time of purchase.
 2   Also represents cost for federal tax purposes.
 3   Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the
Investment Company Act of 1940, as amended.














ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        MARCH 20, 2008


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        MARCH 20, 2008


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        MARCH 20, 2008